MATERIAL ACCOUNTING POLICY INFORMATION - Estimated Useful Lives of Major Asset Categories (Details)	12 Months Ended
Dec. 31, 2022
Buildings, plant and equipment [member] | Minimum
Estimated useful lives of Major Asset Categories [line items]
Useful life (in years)	1 year
Buildings, plant and equipment [member] | Maximum
Estimated useful lives of Major Asset Categories [line items]
Useful life (in years)	38 years
Underground mobile equipment | Minimum
Estimated useful lives of Major Asset Categories [line items]
Useful life (in years)	3 years
Underground mobile equipment | Maximum
Estimated useful lives of Major Asset Categories [line items]
Useful life (in years)	7 years
Light vehicles and other mobile equipment | Minimum
Estimated useful lives of Major Asset Categories [line items]
Useful life (in years)	1 year
Light vehicles and other mobile equipment | Maximum
Estimated useful lives of Major Asset Categories [line items]
Useful life (in years)	7 years
Furniture, computer and office equipment | Minimum
Estimated useful lives of Major Asset Categories [line items]
Useful life (in years)	1 year
Furniture, computer and office equipment | Maximum
Estimated useful lives of Major Asset Categories [line items]
Useful life (in years)	7 years